Trade Account Receivables - Schedule of Accounts Receivable (Details) - Trade Receivables [Member] - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Line Items]
Gross amount of account receivable	$ 1,535,212	$ 1,490,035	$ 1,404,541
Expected credit loss	$ 353,765	$ 356,942	$ 332,086
Betterware de México [Member] | Not past due [Member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	0.00%	2.00%	2.00%
Gross amount of account receivable	$ 453,964	$ 471,339	$ 456,616
Expected credit loss	$ 825	$ 9,090	$ 8,935
Betterware de México [Member] | 14-21 [Member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	0.00%	5.00%	8.00%
Gross amount of account receivable	$ 94,156	$ 26,320	$ 25,165
Expected credit loss	$ 46	$ 1,342	$ 2,104
Betterware de México [Member] | 21-28 [Member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	3.00%	11.00%	14.00%
Gross amount of account receivable	$ 20,989	$ 15,129	$ 16,939
Expected credit loss	$ 697	$ 1,696	$ 2,455
Betterware de México [Member] | >28 [Member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	63.00%	63.00%	58.00%
Gross amount of account receivable	$ 187,630	$ 165,967	$ 175,534
Expected credit loss	$ 118,952	$ 105,099	$ 101,305
Jafra in Mexico and United States [Member] | Not past due [Member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	3.00%	7.00%	8.00%
Gross amount of account receivable	$ 419,419	$ 466,770	$ 418,654
Expected credit loss	$ 12,021	$ 34,945	$ 31,511
Jafra in Mexico and United States [Member] | >30-59 [Member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	25.00%	26.00%	26.00%
Gross amount of account receivable	$ 96,295	$ 85,258	$ 79,281
Expected credit loss	$ 23,844	$ 22,379	$ 20,622
Jafra in Mexico and United States [Member] | >60-120 [Member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	60.00%	58.00%	57.00%
Gross amount of account receivable	$ 72,111	$ 73,850	$ 61,568
Expected credit loss	$ 43,048	$ 42,518	$ 35,281
Jafra in Mexico and United States [Member] | >120 [Member]
Schedule of Accounts Receivable [Line Items]
Expected credit loss rate	81.00%	75.00%	76.00%
Gross amount of account receivable	$ 190,648	$ 185,402	$ 170,784
Expected credit loss	$ 154,332	$ 139,873	$ 129,873